SHAREHOLDERS' EQUITY - Ordinary Shares (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
STOCKHOLDERS' EQUITY
Common stock, shares authorized	50,000,000	50,000,000
Common stock par value, per share	$ 0.001	$ 0.001
Common stock, shares issued	11,675,216	11,675,216
Ordinary shares, shares outstanding	11,675,216	11,675,216